Share-based compensation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
2011 equity incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Related income tax (expense) benefit	$ 344	$ (599)	$ 2,763
Phantom RSU award | Phantom RSU award plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	$ 4,585	$ 971	$ 15,586